UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Annual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Past 10 years
Magellan®	-43.81%	-6.68%	-4.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Magellan®, a class of the fund, on March 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Although a rally in the final weeks of the period seemed a welcome sight for beleaguered equity investors, most looked back on the year ending March 31, 2009, with little reason to smile. A litany of market-moving events - from the collapse of investment bank Bear Stearns to the conservatorship of Fannie Mae and Freddie Mac to the government's rescue efforts on behalf of a succession of other large financial institutions - drove stock prices lower through most of the 12-month period amid ongoing concerns about slowing global growth and a virtual drying-up of credit availability. A massive flight to quality and away from risk thus defined the market, and even the U.S. government's aggressive moves to unfreeze credit, stabilize the financial system and reignite the domestic economy did little to bring investors back into stocks until late in the period. Against this troubling backdrop, the Standard & Poor's 500SM Index shed 38.09% of its value, with none of its market sectors able to break into positive ground. Meanwhile, the blue-chip Dow Jones Industrial AverageSM declined 35.94%, and the technology-laden NASDAQ Composite® Index dropped 32.29%. As poorly as these U.S. indexes performed for the year, global equities fared even worse, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - falling 46.42%.

Comments from Harry Lange, Portfolio Manager of Fidelity ® Magella n ®
Fund: During the past year, the fund's Retail Class shares returned -43.81%, trailing the S&P 500®. Unfavorable stock picking in energy, financials and information technology detracted, as did a large underweighting in consumer staples. In absolute terms, a stronger U.S. dollar dampened the performance of our foreign holdings. Finland's Nokia, our second-largest position at period end and an out-of-index holding, suffered from weaker-than-expected sales and a loss of market share. Other detractors included insurer American International Group (AIG), an out-of-index position in Canadian Natural Resources and diversified financials holdings Morgan Stanley - which I sold - and Bank of America. Not owning the shares of integrated energy company Exxon Mobil, a strong-performing index component, further detracted. Conversely, stock picking in materials helped, as did an underweighting and favorable picks in industrials. Timely ownership made industrial conglomerate General Electric our largest contributor. Other contributors included biotechnology holding Genentech, which was acquired during the period, office supply retailer Staples and gold stock Newmont Mining.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Magellan	.46%
Actual		$ 1,000.00	$ 709.70	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,022.64	$ 2.32
Class K	.25%
Actual		$ 1,000.00	$ 710.40	$ 1.07
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Corning, Inc.	7.7	4.5
Nokia Corp. sponsored ADR	5.5	5.1
Applied Materials, Inc.	3.9	2.6
Staples, Inc.	3.9	3.1
Newmont Mining Corp.	2.4	0.8
Medco Health Solutions, Inc.	2.3	1.3
General Electric Co.	2.2	0.0
Goldcorp, Inc.	1.8	0.3
China Life Insurance Co. Ltd. (H Shares)	1.5	0.5
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.5	1.0
	32.7
Top Five Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.2	29.3
Materials	11.3	6.8
Consumer Discretionary	11.3	9.2
Financials	10.1	12.4
Health Care	9.8	14.4
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 97.7%		Stocks 99.6%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	25.2%	** Foreign investments	23.6%

Annual Report

Investments March 31, 2009

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.1%
Hyundai Mobis	300,000	$ 17,539
Diversified Consumer Services - 0.0%
Hillenbrand, Inc.	500,000	8,005
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	500,000	11,475
Ctrip.com International Ltd. sponsored ADR	25,108	688
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	274,700	901
Starbucks Corp. (a)	8,562,616	95,131
		108,195
Household Durables - 3.8%
D.R. Horton, Inc.	11,295,100	109,562
KB Home (e)	4,088,000	53,880
Lennar Corp. Class A	10,131,376	76,087
M.D.C. Holdings, Inc.	2,000,000	62,280
Mohawk Industries, Inc. (a)	1,000,000	29,870
MRV Engenharia e Participacoes SA	1,153,900	6,865
Pulte Homes, Inc.	12,638,715	138,141
Ryland Group, Inc.	1,172,024	19,526
Toll Brothers, Inc. (a)(e)	11,367,517	206,434
		702,645
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	9,192
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	2,146
Media - 1.4%
Ascent Media Corp. (a)	144,656	3,616
Cinemark Holdings, Inc.	238,900	2,243
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	51,480
Informa PLC	5,000,000	18,832
The DIRECTV Group, Inc. (a)	7,500,000	170,925
Virgin Media, Inc.	4,500,000	21,600
		268,696
Multiline Retail - 0.2%
Pantaloon Retail India Ltd.	194,608	639
Pantaloon Retail India Ltd. Class B	19,460	45
Pinault Printemps-Redoute SA (d)	500,000	32,062
		32,746
Specialty Retail - 3.9%
Staples, Inc. (e)	40,090,255	726,035
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. (a)(d)	674,500	$ 5,841
NIKE, Inc. Class B	3,597,000	168,663
Polo Ralph Lauren Corp. Class A	1,150,000	48,588
		223,092
TOTAL CONSUMER DISCRETIONARY		2,098,291
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	9,341,972	256,811
United Natural Foods, Inc. (a)(e)	4,143,500	78,602
Wumart Stores, Inc. (H Shares)	25,000,000	17,741
		353,154
Food Products - 0.3%
Cosan Ltd. Class A (a)	3,181,700	7,795
Cosan SA Industria e Comercio (a)	3,000,000	12,507
McCormick & Co., Inc. (non-vtg.)	500,000	14,785
Ralcorp Holdings, Inc. (a)	400,000	21,552
		56,639
Household Products - 0.5%
Energizer Holdings, Inc. (a)	2,000,000	99,380
Personal Products - 0.0%
Bare Escentuals, Inc. (a)	76,400	313
TOTAL CONSUMER STAPLES		509,486
ENERGY - 6.5%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	1,000,000	16,590
Nabors Industries Ltd. (a)	1,000,000	9,990
Noble Corp.	3,000,000	72,270
Smith International, Inc.	557,200	11,969
Transocean Ltd. (a)	1,700,000	100,028
		210,847
Oil, Gas & Consumable Fuels - 5.4%
Apache Corp.	967,910	62,033
Canadian Natural Resources Ltd.	3,172,300	123,097
Chesapeake Energy Corp.	10,000,000	170,600
Denbury Resources, Inc. (a)	7,500,000	111,450
Energy Transfer Equity LP	1,000,000	21,130
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Partners LP	700,000	$ 15,575
EOG Resources, Inc.	727,200	39,821
Hess Corp.	4,191,500	227,179
Marathon Oil Corp.	262,188	6,893
Massey Energy Co.	1,000,000	10,120
OAO Gazprom sponsored ADR	2,000,000	29,800
Occidental Petroleum Corp.	1,000,000	55,650
Oil Search Ltd.	10,000,000	36,733
Plains Exploration & Production Co. (a)	2,752,745	47,430
Reliance Industries Ltd.	1,000,000	30,130
Sunoco, Inc.	700,000	18,536
Westernzagros Resources Ltd. (a)	1,000,000	460
		1,006,637
TOTAL ENERGY		1,217,484
FINANCIALS - 10.0%
Capital Markets - 2.4%
Charles Schwab Corp.	8,547,000	132,479
Evercore Partners, Inc. Class A	87,600	1,353
Fortress Investment Group LLC (d)	2,500,000	6,275
Franklin Resources, Inc.	2,110,800	113,709
GLG Partners, Inc.	949,950	2,698
Goldman Sachs Group, Inc.	1,203,900	127,637
Merriman Curhan Ford Group, Inc. (a)	105,086	46
T. Rowe Price Group, Inc.	2,500,000	72,150
		456,347
Commercial Banks - 1.0%
Banco do Brasil SA	1,301,000	9,608
CapitalSource, Inc. (d)	5,000,000	6,100
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,952
PNC Financial Services Group, Inc.	500,000	14,645
SVB Financial Group (a)	1,212,400	24,260
Wells Fargo & Co.	9,703,704	138,181
		195,746
Consumer Finance - 0.1%
SLM Corp. (a)	3,500,000	17,325
Diversified Financial Services - 1.6%
Bank of America Corp.	5,367,104	36,604
BM&F BOVESPA SA	749,474	2,278
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CIT Group, Inc.	2,358,398	$ 6,721
Hyde Park Acquisition Corp. unit (a)	200,000	880
JPMorgan Chase & Co.	9,208,100	244,751
		291,234
Insurance - 3.6%
ACE Ltd.	3,869,909	156,344
American International Group, Inc. (d)	16,950,261	16,950
Berkshire Hathaway, Inc. Class A (a)	557	48,292
China Life Insurance Co. Ltd. (H Shares)	86,231,000	283,620
Endurance Specialty Holdings Ltd.	555,800	13,862
Everest Re Group Ltd.	700,000	49,560
MetLife, Inc.	1,731,857	39,434
Reinsurance Group of America, Inc.	339,549	10,998
Willis Group Holdings Ltd.	2,000,000	44,000
		663,060
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc. (d)	3,000,000	7,080
Developers Diversified Realty Corp.	4,604,700	9,808
Kimco Realty Corp.	679,800	5,180
Simon Property Group, Inc.	5,513,259	190,979
Vornado Realty Trust	508,885	16,915
		229,962
Real Estate Management & Development - 0.1%
Iguatemi Empresa de Shopping Centers SA	959,500	5,729
Indiabulls Real Estate Ltd.	5,000,000	9,831
		15,560
TOTAL FINANCIALS		1,869,234
HEALTH CARE - 9.8%
Biotechnology - 1.6%
Biogen Idec, Inc. (a)	1,398,510	73,310
Celgene Corp. (a)	1,000,000	44,400
Cephalon, Inc. (a)(d)	778,730	53,032
Genzyme Corp. (a)	1,000,000	59,390
OSI Pharmaceuticals, Inc. (a)	1,198,900	45,870
United Therapeutics Corp. (a)	200,000	13,218
		289,220
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	300	$ 20
C.R. Bard, Inc.	1,869,300	149,021
Covidien Ltd.	3,000,000	99,720
Greatbatch, Inc. (a)(e)	2,181,700	42,216
Integra LifeSciences Holdings Corp. (a)(e)	1,500,000	37,095
Mindray Medical International Ltd. sponsored ADR	51,400	951
		329,023
Health Care Providers & Services - 3.0%
Amedisys, Inc. (a)(d)	800,000	21,992
Brookdale Senior Living, Inc. (e)	5,367,200	27,104
Express Scripts, Inc. (a)	1,000,000	46,170
Henry Schein, Inc. (a)	903,653	36,155
LHC Group, Inc. (a)	500,000	11,140
Medco Health Solutions, Inc. (a)	10,150,100	419,605
		562,166
Life Sciences Tools & Services - 0.0%
Affymetrix, Inc. (a)	28,700	94
Pharmaceuticals - 3.4%
Allergan, Inc.	2,075,984	99,149
Matrixx Initiatives, Inc. (a)	400,000	6,560
Medicis Pharmaceutical Corp. Class A	2,000,000	24,740
Pfizer, Inc.	8,000,000	108,960
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,000,000	270,300
Wyeth	3,000,000	129,120
		638,829
TOTAL HEALTH CARE		1,819,332
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.5%
Raytheon Co.	2,000,000	77,880
Raytheon Co. warrants 6/16/11 (a)	204,836	1,372
Stanley, Inc. (a)	500,000	12,695
		91,947
Air Freight & Logistics - 0.0%
Forward Air Corp.	390,000	6,330
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 1.2%
Delta Air Lines, Inc. (a)	34,224,726	$ 192,685
JetBlue Airways Corp. (a)	6,269,652	22,884
		215,569
Building Products - 0.1%
Masco Corp.	3,499,700	24,428
Commercial Services & Supplies - 0.1%
Clean Harbors, Inc. (a)	200,000	9,600
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	3,238,800	20,307
China Railway Construction Corp. Ltd. (H Shares)	8,000,000	10,446
MYR Group, Inc. (a)(e)	1,810,900	27,616
		58,369
Electrical Equipment - 0.2%
AMETEK, Inc.	500,000	15,635
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	14,322
Energy Conversion Devices, Inc. (a)(d)	700,000	9,289
		39,246
Industrial Conglomerates - 2.2%
General Electric Co.	39,924,800	403,640
Machinery - 1.6%
Cummins, Inc.	2,500,000	63,625
Danaher Corp.	3,000,000	162,660
SPX Corp.	1,600,000	75,216
		301,501
Professional Services - 2.1%
Equifax, Inc. (e)	8,485,262	207,465
Manpower, Inc.	413,882	13,050
Monster Worldwide, Inc. (a)(e)	8,951,938	72,958
Robert Half International, Inc.	5,124,900	91,377
		384,850
Road & Rail - 0.2%
Localiza Rent a Car SA	4,500,000	16,103
Ryder System, Inc.	1,000,000	28,310
		44,413
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	3,896
TOTAL INDUSTRIALS		1,583,789
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 16.6%
BYD Electronic International Co. Ltd.	35,982,000	$ 12,721
Ciena Corp. (a)	1,024,282	7,969
Cisco Systems, Inc. (a)	13,950,300	233,947
Corning, Inc. (e)	107,987,125	1,432,992
Foxconn International Holdings Ltd. (a)	5,000,000	2,116
Juniper Networks, Inc. (a)	12,817,200	193,027
Nokia Corp. sponsored ADR	87,518,200	1,021,337
QUALCOMM, Inc.	5,000,000	194,550
		3,098,659
Computers & Peripherals - 2.9%
Apple, Inc. (a)	2,500,000	262,800
SanDisk Corp. (a)	6,817,866	86,246
Seagate Technology (e)	31,910,005	191,779
		540,825
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	4,736,900	134,954
FLIR Systems, Inc. (a)	4,638,800	95,003
Hon Hai Precision Industry Co. Ltd. (Foxconn)	41,400,000	93,572
Ingram Micro, Inc. Class A (a)	3,000,000	37,920
Itron, Inc. (a)	100,000	4,735
		366,184
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.) (a)	601,000	209,184
VeriSign, Inc. (a)	2,000,000	37,740
WebMD Health Corp. Class A (a)	95,700	2,134
		249,058
IT Services - 2.4%
Accenture Ltd. Class A	2,500,000	68,725
CACI International, Inc. Class A (a)	500,000	18,245
Cognizant Technology Solutions Corp. Class A (a)	9,318,596	193,734
Lender Processing Services, Inc.	4,225,400	129,339
The Western Union Co.	2,500,000	31,425
		441,468
Semiconductors & Semiconductor Equipment - 7.7%
Applied Materials, Inc. (e)	67,904,537	729,974
ASML Holding NV (NY Shares)	10,345,201	181,144
Himax Technologies, Inc. sponsored ADR	2,000,000	5,600
Lam Research Corp. (a)	499,200	11,367
MEMC Electronic Materials, Inc. (a)(e)	11,330,000	186,832
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	3,000,000	$ 29,580
O2Micro International Ltd. sponsored ADR (a)	700,000	2,394
Samsung Electronics Co. Ltd.	265,233	110,317
Skyworks Solutions, Inc. (a)	3,000,000	24,180
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,000,000	62,650
Teradyne, Inc. (a)(e)	11,529,691	50,500
Texas Instruments, Inc.	3,000,000	49,530
		1,444,068
Software - 1.3%
Adobe Systems, Inc. (a)	2,500,000	53,475
Autodesk, Inc. (a)	1,000,000	16,810
Longtop Financial Technologies Ltd. ADR (a)	29,200	620
Oracle Corp.	7,197,500	130,059
SAP AG sponsored ADR (d)	1,000,000	35,290
		236,254
TOTAL INFORMATION TECHNOLOGY		6,376,516
MATERIALS - 11.2%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	1,500,000	84,375
Ecolab, Inc.	2,000,000	69,460
FMC Corp.	2,241,790	96,711
Givaudan SA (d)	100,000	51,832
Minerals Technologies, Inc.	500,000	16,025
Monsanto Co.	2,117,600	175,973
Symrise AG	2,000,000	23,668
		518,044
Construction Materials - 0.3%
Eagle Materials, Inc.	2,000,000	48,500
Metals & Mining - 8.0%
Agnico-Eagle Mines Ltd.	1,147,600	65,982
Alcoa, Inc.	16,049,100	117,800
Eldorado Gold Corp. (a)	3,000,000	27,133
Freeport-McMoRan Copper & Gold, Inc. Class B	1,500,000	57,165
Goldcorp, Inc.	10,000,000	336,705
Kinross Gold Corp.	5,000,000	90,880
Lihir Gold Ltd. (a)	25,666,295	58,057
Newcrest Mining Ltd.	5,892,492	135,612
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	9,852,800	$ 441,011
Randgold Resources Ltd. sponsored ADR	3,012,766	163,744
		1,494,089
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	730,400	20,137
TOTAL MATERIALS		2,080,770
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.1%
Embarq Corp.	333,051	12,606
FairPoint Communications, Inc.	109,213	85
Level 3 Communications, Inc. (a)	1,331,971	1,225
Telefonica SA sponsored ADR	3,000,000	178,860
		192,776
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV Series L sponsored ADR	3,905,500	105,761
Bharti Airtel Ltd. (a)	6,100,000	75,499
Sprint Nextel Corp. (a)	28,000,000	99,960
		281,220
TOTAL TELECOMMUNICATION SERVICES		473,996
UTILITIES - 0.9%
Electric Utilities - 0.5%
Entergy Corp.	1,400,000	95,326
Multi-Utilities - 0.4%
Sempra Energy	1,700,000	78,608
TOTAL UTILITIES		173,934
TOTAL COMMON STOCKS (Cost $23,652,189)		18,202,832
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	338,400	6,007
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	2,666,700	$ 14,134
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,923)		20,141
Convertible Bonds - 0.1%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	$ 9,980	7,048
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	13,750	18,184
TOTAL CONVERTIBLE BONDS (Cost $29,668)		25,232
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	410,177,373	410,177
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	117,882,210	117,882
TOTAL MONEY MARKET FUNDS (Cost $528,059)		528,059
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $24,426,839)		18,776,264
NET OTHER ASSETS - (0.7)%		(135,774)
NET ASSETS - 100%		$ 18,640,490
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,977
Fidelity Securities Lending Cash Central Fund	12,302
Total	$ 16,279
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 721,870	$ 413,759	$ -	$ 11,856	$ 729,974
Brookdale Senior Living, Inc.	92,426	33,380	1,914	-	27,104
Corning, Inc.	1,953,793	513,289	358,055	18,792	1,432,992
Equifax, Inc.	292,572	-	-	1,358	207,465
FLIR Systems, Inc.	259,941	-	84,967	-	-
Greatbatch, Inc.	40,165	-	-	-	42,216
Integra LifeSciences Holdings Corp.	21,735	37,025	-	-	37,095
KB Home	19,784	63,534	-	1,483	53,880
MBIA, Inc.	157,333	-	103,241	-	-
MEMC Electronic Materials, Inc.	-	159,057	-	-	186,832
Mentor Corp.	79,603	-	94,414	1,238	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Monster Worldwide, Inc.	$ 144,096	$ 89,413	$ 35,507	$ -	$ 72,958
MYR Group, Inc.	25,353	-	-	-	27,616
OSI Pharmaceuticals, Inc.	119,607	-	71,107	-	-
Seagate Technology	115,170	119,078	105,566	805	191,779
Staples, Inc.	1,068,118	39,566	238,014	3,307	726,035
Teradyne, Inc.	136,989	2,003	-	-	50,500
Toll Brothers, Inc.	164,360	81,739	-	-	206,434
Town Sports International Holdings, Inc.	10,797	-	13,974	-	-
United Natural Foods, Inc.	77,525	-	-	-	78,602
Total	$ 5,501,237	$ 1,551,843	$ 1,106,759	$ 38,839	$ 4,071,482
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,776,264	$ 17,968,093	$ 808,171	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,353
Total Realized Gain (Loss)	94
Total Unrealized Gain (Loss)	2,263
Cost of Purchases	-
Proceeds of Sales	(94)
Amortization/Accretion	-
Transfer in/out of Level 3	(27,616)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.8%
Finland	5.5%
Canada	3.5%
Switzerland	2.0%
China	1.7%
Bermuda	1.6%
Israel	1.5%
Cayman Islands	1.1%
Netherlands	1.1%
United Kingdom	1.0%
Spain	1.0%
Others (individually less than 1%)	5.2%
100.0%
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $1,232,702,000 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $2,512,574,000 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2009

Assets
Investment in securities, at value (including securities loaned of $110,612) - See accompanying schedule: Unaffiliated issuers (cost $18,521,169)	$ 14,176,723
Fidelity Central Funds (cost $528,059)	528,059
Other affiliated issuers (cost $5,377,611)	4,071,482
Total Investments (cost $24,426,839)		$ 18,776,264
Receivable for investments sold		9,673
Receivable for fund shares sold		12,104
Dividends receivable		16,837
Interest receivable		28
Distributions receivable from Fidelity Central Funds		263
Prepaid expenses		195
Other receivables		893
Total assets		18,816,257

Liabilities
Payable for investments purchased	$ 30,356
Payable for fund shares redeemed	18,195
Accrued management fee	3,871
Other affiliated payables	4,334
Other payables and accrued expenses	1,129
Collateral on securities loaned, at value	117,882
Total liabilities		175,767

Net Assets		$ 18,640,490
Net Assets consist of:
Paid in capital		$ 28,102,480
Undistributed net investment income		31,827
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,843,141)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,650,676)
Net Assets		$ 18,640,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2009

Magellan: Net Asset Value, offering price and redemption price per share ($17,225,097 ÷ 385,995 shares)	$ 44.63

Class K: Net Asset Value, offering price and redemption price per share ($1,415,393 ÷ 31,728 shares)	$ 44.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended March 31, 2009

Investment Income
Dividends (including $38,839 earned from other affiliated issuers)		$ 329,502
Interest		300
Income from Fidelity Central Funds		16,279
Total income		346,081

Expenses
Management fee Basic fee	$ 158,280
Performance adjustment	(24,870)
Transfer agent fees	59,240
Accounting and security lending fees	2,197
Custodian fees and expenses	1,384
Independent trustees' compensation	156
Depreciation in deferred trustee compensation account	(62)
Registration fees	142
Audit	290
Legal	185
Interest	30
Miscellaneous	3,924
Total expenses before reductions	200,896
Expense reductions	(971)	199,925
Net investment income (loss)		146,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,630,013)
Other affiliated issuers	(137,032)
Foreign currency transactions	(3,183)
Total net realized gain (loss)		(3,770,228)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,247,638)
Assets and liabilities in foreign currencies	(146)
Total change in net unrealized appreciation (depreciation)		(12,247,784)
Net gain (loss)		(16,018,012)
Net increase (decrease) in net assets resulting from operations		$ (15,871,856)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,156	$ 160,421
Net realized gain (loss)	(3,770,228)	4,495,166
Change in net unrealized appreciation (depreciation)	(12,247,784)	(3,360,337)
Net increase (decrease) in net assets resulting from operations	(15,871,856)	1,295,250
Distributions to shareholders from net investment income	(51,393)	(198,794)
Distributions to shareholders from net realized gain	(1,309,645)	(5,306,194)
Total distributions	(1,361,038)	(5,504,988)
Share transactions - net increase (decrease)	(2,448,900)	(623,088)
Total increase (decrease) in net assets	(19,681,794)	(4,832,826)

Net Assets
Beginning of period	38,322,284	43,155,110
End of period (including undistributed net investment income of $31,827 and undistributed net investment income of $3,217, respectively)	$ 18,640,490	$ 38,322,284

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 82.26	$ 91.32	$ 112.80	$ 101.00	$ 99.13
Income from Investment Operations
Net investment income (loss) B	.32	.34	.37	.91	1.26 E
Net realized and unrealized gain (loss)	(34.98)	2.72	3.31	14.87	1.85
Total from investment operations	(34.66)	3.06	3.68	15.78	3.11
Distributions from net investment income	(.11)	(.44)	(.50)	(.98)	(1.24)
Distributions from net realized gain	(2.86)	(11.68)	(24.66)	(3.00)	-
Total distributions	(2.97)	(12.12)	(25.16)	(3.98)	(1.24)
Net asset value, end of period	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00
Total Return A	(43.81)%	2.08%	3.21%	15.89%	3.14%
Ratios to Average Net Assets C, F
Expenses before reductions	.71%	.73%	.54%	.59%	.63%
Expenses net of fee waivers, if any	.71%	.73%	.54%	.59%	.63%
Expenses net of all reductions	.71%	.72%	.53%	.56%	.62%
Net investment income (loss)	.51%	.37%	.41%	.86%	1.26% E
Supplemental Data
Net assets, end of period (in millions)	$ 17,225	$ 38,322	$ 43,155	$ 50,473	$ 56,891
Portfolio turnover rate D	67%	57%	41%	74%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended March 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.30
Net realized and unrealized gain (loss)	(41.32)
Total from investment operations	(41.02)
Distributions from net investment income	(.19)
Net asset value, end of period	$ 44.61
Total Return B, C	(47.79)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A
Expenses net of fee waivers, if any	.55%A
Expenses net of all reductions	.55%A
Net investment income (loss)	.79%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,415
Portfolio turnover rate F	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Magellan and Class K to eligible shareholders of Magellan. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,873,016
Unrealized depreciation	(7,621,558)
Net unrealized appreciation (depreciation)	(5,748,542)
Undistributed ordinary income	37,463
Capital loss carryforward	(1,232,702)

Cost for federal income tax purposes	$ 24,524,806

The tax character of distributions paid was as follows:

	March 31, 2009	March 31, 2008
Ordinary Income	$ 51,393	$ 198,794
Long-term Capital Gains	1,309,645	5,306,194
Total	$ 1,361,038	$ 5,504,988

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,971,356 and $22,574,325, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 58,994.21
Class K	246.06
	$ 59,240

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $686 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 47,941	1.42%	$ 30

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,302.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Magellan's operating expenses. During this period, this reimbursement reduced the class' expenses by $15.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $736 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Magellan	$ 211

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2009 A	2008
From net investment income
Magellan	$ 48,703	$ 198,794
Class K	2,690	-
Total	$ 51,393	$ 198,794
From net realized gain
Magellan	$ 1,309,645	$ 5,306,194

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2009 A	2008	2009 A	2008
Magellan
Shares sold	67,541	38,165	$ 3,768,183	$ 3,471,068
Conversion to Class K	(31,425)	-	(1,493,617)	-
Reinvestment of distributions	15,818	57,152	1,322,410	5,364,952
Shares redeemed	(131,814)	(102,008)	(7,554,889)	(9,459,108)
Net increase (decrease)	(79,880)	(6,691)	$ (3,957,913)	$ (623,088)
Class K
Shares sold	2,449	-	$ 108,963	$ -
Conversion from Magellan	31,429	-	1,493,617	-
Reinvestment of distributions	64	-	2,690	-
Shares redeemed	(2,214)	-	(96,257)	-
Net increase (decrease)	31,728	-	$ 1,509,013	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2009 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewatershouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 14, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Magellan designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Magellan designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	18,109,270,380.55	94.100
Withheld	1,135,516,161.25	5.900
TOTAL	19,244,786,541.80	100.000
Dennis J. Dirks
Affirmative	18,183,535,716.39	94.486
Withheld	1,061,250,825.41	5.514
TOTAL	19,244,786,541.80	100.000
Edward C. Johnson 3d
Affirmative	18,063,070,640.34	93.860
Withheld	1,181,715,901.46	6.140
TOTAL	19,244,786,541.80	100.000
Alan J. Lacy
Affirmative	18,160,195,009.17	94.364
Withheld	1,084,591,532.63	5.636
TOTAL	19,244,786,541.80	100.000
Ned C. Lautenbach
Affirmative	18,154,661,764.90	94.335
Withheld	1,090,124,776.90	5.665
TOTAL	19,244,786,541.80	100.000
Joseph Mauriello
Affirmative	18,168,495,175.00	94.407
Withheld	1,076,291,366.80	5.593
TOTAL	19,244,786,541.80	100.000
Cornelia M. Small
Affirmative	18,169,961,949.99	94.415
Withheld	1,074,824,591.81	5.585
TOTAL	19,244,786,541.80	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	18,102,055,299.02	94.062
Withheld	1,142,731,242.78	5.938
TOTAL	19,244,786,541.80	100.000
David M. Thomas
Affirmative	18,181,282,476.48	94.474
Withheld	1,063,504,065.32	5.526
TOTAL	19,244,786,541.80	100.000
Michael E. Wiley
Affirmative	18,158,086,685.68	94.353
Withheld	1,086,699,856.12	5.647
TOTAL	19,244,786,541.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	13,514,327,490.91	70.223
Against	4,025,294,334.94	20.917
Abstain	1,005,410,465.12	5.224
Broker Non-Votes	699,754,250.83	3.636
TOTAL	19,244,786,541.80	100.000
PROPOSAL 4

For Fidelity Magellan Fund, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgment of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	5,419,708,682.11	28.162
Against	11,968,157,955.66	62.189
Abstain	1,157,165,653.20	6.013
Broker Non-Votes	699,754,250.83	3.636
TOTAL	19,244,786,541.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MAG-UANNPRO-0509
1.792133.105

Fidelity®

Magellan®

Fund -

Class K

Annual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class K A	-43.72%	-6.65%	-4.45%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Magellan, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund - Class K on March 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Although a rally in the final weeks of the period seemed a welcome sight for beleaguered equity investors, most looked back on the year ending March 31, 2009, with little reason to smile. A litany of market-moving events - from the collapse of investment bank Bear Stearns to the conservatorship of Fannie Mae and Freddie Mac to the government's rescue efforts on behalf of a succession of other large financial institutions - drove stock prices lower through most of the 12-month period amid ongoing concerns about slowing global growth and a virtual drying-up of credit availability. A massive flight to quality and away from risk thus defined the market, and even the U.S. government's aggressive moves to unfreeze credit, stabilize the financial system and reignite the domestic economy did little to bring investors back into stocks until late in the period. Against this troubling backdrop, the Standard & Poor's 500SM Index shed 38.09% of its value, with none of its market sectors able to break into positive ground. Meanwhile, the blue-chip Dow Jones Industrial AverageSM declined 35.94%, and the technology-laden NASDAQ Composite® Index dropped 32.29%. As poorly as these U.S. indexes performed for the year, global equities fared even worse, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - falling 46.42%.

Comments from Harry Lange, Portfolio Manager of Fidelity® Magellan® Fund: During the past year, the fund's Class K shares trailed the S&P 500®. (For specific class-level returns, please see the performance section of this report.) Unfavorable stock picking in energy, financials and information technology detracted, as did a large underweighting in consumer staples. In absolute terms, a stronger U.S. dollar dampened the performance of our foreign holdings. Finland's Nokia, our second-largest position at period end and an out-of-index holding, suffered from weaker-than-expected sales and a loss of market share. Other detractors included insurer American International Group (AIG), an out-of-index position in Canadian Natural Resources and diversified financials holdings Morgan Stanley - which I sold - and Bank of America. Not owning the shares of integrated energy company Exxon Mobil, a strong-performing index component, further detracted. Conversely, stock picking in materials helped, as did an underweighting and favorable picks in industrials. Timely ownership made industrial conglomerate General Electric our largest contributor. Other contributors included biotechnology holding Genentech, which was acquired during the period, office supply retailer Staples and gold stock Newmont Mining.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Magellan	.46%
Actual		$ 1,000.00	$ 709.70	$ 1.96
HypotheticalA		$ 1,000.00	$ 1,022.64	$ 2.32
Class K	.25%
Actual		$ 1,000.00	$ 710.40	$ 1.07
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Corning, Inc.	7.7	4.5
Nokia Corp. sponsored ADR	5.5	5.1
Applied Materials, Inc.	3.9	2.6
Staples, Inc.	3.9	3.1
Newmont Mining Corp.	2.4	0.8
Medco Health Solutions, Inc.	2.3	1.3
General Electric Co.	2.2	0.0
Goldcorp, Inc.	1.8	0.3
China Life Insurance Co. Ltd. (H Shares)	1.5	0.5
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.5	1.0
	32.7
Top Five Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.2	29.3
Materials	11.3	6.8
Consumer Discretionary	11.3	9.2
Financials	10.1	12.4
Health Care	9.8	14.4
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 97.7%		Stocks 99.6%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	25.2%	** Foreign investments	23.6%

Annual Report

Investments March 31, 2009

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.1%
Hyundai Mobis	300,000	$ 17,539
Diversified Consumer Services - 0.0%
Hillenbrand, Inc.	500,000	8,005
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	500,000	11,475
Ctrip.com International Ltd. sponsored ADR	25,108	688
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	274,700	901
Starbucks Corp. (a)	8,562,616	95,131
		108,195
Household Durables - 3.8%
D.R. Horton, Inc.	11,295,100	109,562
KB Home (e)	4,088,000	53,880
Lennar Corp. Class A	10,131,376	76,087
M.D.C. Holdings, Inc.	2,000,000	62,280
Mohawk Industries, Inc. (a)	1,000,000	29,870
MRV Engenharia e Participacoes SA	1,153,900	6,865
Pulte Homes, Inc.	12,638,715	138,141
Ryland Group, Inc.	1,172,024	19,526
Toll Brothers, Inc. (a)(e)	11,367,517	206,434
		702,645
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	9,192
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	2,146
Media - 1.4%
Ascent Media Corp. (a)	144,656	3,616
Cinemark Holdings, Inc.	238,900	2,243
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	51,480
Informa PLC	5,000,000	18,832
The DIRECTV Group, Inc. (a)	7,500,000	170,925
Virgin Media, Inc.	4,500,000	21,600
		268,696
Multiline Retail - 0.2%
Pantaloon Retail India Ltd.	194,608	639
Pantaloon Retail India Ltd. Class B	19,460	45
Pinault Printemps-Redoute SA (d)	500,000	32,062
		32,746
Specialty Retail - 3.9%
Staples, Inc. (e)	40,090,255	726,035
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. (a)(d)	674,500	$ 5,841
NIKE, Inc. Class B	3,597,000	168,663
Polo Ralph Lauren Corp. Class A	1,150,000	48,588
		223,092
TOTAL CONSUMER DISCRETIONARY		2,098,291
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	9,341,972	256,811
United Natural Foods, Inc. (a)(e)	4,143,500	78,602
Wumart Stores, Inc. (H Shares)	25,000,000	17,741
		353,154
Food Products - 0.3%
Cosan Ltd. Class A (a)	3,181,700	7,795
Cosan SA Industria e Comercio (a)	3,000,000	12,507
McCormick & Co., Inc. (non-vtg.)	500,000	14,785
Ralcorp Holdings, Inc. (a)	400,000	21,552
		56,639
Household Products - 0.5%
Energizer Holdings, Inc. (a)	2,000,000	99,380
Personal Products - 0.0%
Bare Escentuals, Inc. (a)	76,400	313
TOTAL CONSUMER STAPLES		509,486
ENERGY - 6.5%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	1,000,000	16,590
Nabors Industries Ltd. (a)	1,000,000	9,990
Noble Corp.	3,000,000	72,270
Smith International, Inc.	557,200	11,969
Transocean Ltd. (a)	1,700,000	100,028
		210,847
Oil, Gas & Consumable Fuels - 5.4%
Apache Corp.	967,910	62,033
Canadian Natural Resources Ltd.	3,172,300	123,097
Chesapeake Energy Corp.	10,000,000	170,600
Denbury Resources, Inc. (a)	7,500,000	111,450
Energy Transfer Equity LP	1,000,000	21,130
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Partners LP	700,000	$ 15,575
EOG Resources, Inc.	727,200	39,821
Hess Corp.	4,191,500	227,179
Marathon Oil Corp.	262,188	6,893
Massey Energy Co.	1,000,000	10,120
OAO Gazprom sponsored ADR	2,000,000	29,800
Occidental Petroleum Corp.	1,000,000	55,650
Oil Search Ltd.	10,000,000	36,733
Plains Exploration & Production Co. (a)	2,752,745	47,430
Reliance Industries Ltd.	1,000,000	30,130
Sunoco, Inc.	700,000	18,536
Westernzagros Resources Ltd. (a)	1,000,000	460
		1,006,637
TOTAL ENERGY		1,217,484
FINANCIALS - 10.0%
Capital Markets - 2.4%
Charles Schwab Corp.	8,547,000	132,479
Evercore Partners, Inc. Class A	87,600	1,353
Fortress Investment Group LLC (d)	2,500,000	6,275
Franklin Resources, Inc.	2,110,800	113,709
GLG Partners, Inc.	949,950	2,698
Goldman Sachs Group, Inc.	1,203,900	127,637
Merriman Curhan Ford Group, Inc. (a)	105,086	46
T. Rowe Price Group, Inc.	2,500,000	72,150
		456,347
Commercial Banks - 1.0%
Banco do Brasil SA	1,301,000	9,608
CapitalSource, Inc. (d)	5,000,000	6,100
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,952
PNC Financial Services Group, Inc.	500,000	14,645
SVB Financial Group (a)	1,212,400	24,260
Wells Fargo & Co.	9,703,704	138,181
		195,746
Consumer Finance - 0.1%
SLM Corp. (a)	3,500,000	17,325
Diversified Financial Services - 1.6%
Bank of America Corp.	5,367,104	36,604
BM&F BOVESPA SA	749,474	2,278
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CIT Group, Inc.	2,358,398	$ 6,721
Hyde Park Acquisition Corp. unit (a)	200,000	880
JPMorgan Chase & Co.	9,208,100	244,751
		291,234
Insurance - 3.6%
ACE Ltd.	3,869,909	156,344
American International Group, Inc. (d)	16,950,261	16,950
Berkshire Hathaway, Inc. Class A (a)	557	48,292
China Life Insurance Co. Ltd. (H Shares)	86,231,000	283,620
Endurance Specialty Holdings Ltd.	555,800	13,862
Everest Re Group Ltd.	700,000	49,560
MetLife, Inc.	1,731,857	39,434
Reinsurance Group of America, Inc.	339,549	10,998
Willis Group Holdings Ltd.	2,000,000	44,000
		663,060
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc. (d)	3,000,000	7,080
Developers Diversified Realty Corp.	4,604,700	9,808
Kimco Realty Corp.	679,800	5,180
Simon Property Group, Inc.	5,513,259	190,979
Vornado Realty Trust	508,885	16,915
		229,962
Real Estate Management & Development - 0.1%
Iguatemi Empresa de Shopping Centers SA	959,500	5,729
Indiabulls Real Estate Ltd.	5,000,000	9,831
		15,560
TOTAL FINANCIALS		1,869,234
HEALTH CARE - 9.8%
Biotechnology - 1.6%
Biogen Idec, Inc. (a)	1,398,510	73,310
Celgene Corp. (a)	1,000,000	44,400
Cephalon, Inc. (a)(d)	778,730	53,032
Genzyme Corp. (a)	1,000,000	59,390
OSI Pharmaceuticals, Inc. (a)	1,198,900	45,870
United Therapeutics Corp. (a)	200,000	13,218
		289,220
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	300	$ 20
C.R. Bard, Inc.	1,869,300	149,021
Covidien Ltd.	3,000,000	99,720
Greatbatch, Inc. (a)(e)	2,181,700	42,216
Integra LifeSciences Holdings Corp. (a)(e)	1,500,000	37,095
Mindray Medical International Ltd. sponsored ADR	51,400	951
		329,023
Health Care Providers & Services - 3.0%
Amedisys, Inc. (a)(d)	800,000	21,992
Brookdale Senior Living, Inc. (e)	5,367,200	27,104
Express Scripts, Inc. (a)	1,000,000	46,170
Henry Schein, Inc. (a)	903,653	36,155
LHC Group, Inc. (a)	500,000	11,140
Medco Health Solutions, Inc. (a)	10,150,100	419,605
		562,166
Life Sciences Tools & Services - 0.0%
Affymetrix, Inc. (a)	28,700	94
Pharmaceuticals - 3.4%
Allergan, Inc.	2,075,984	99,149
Matrixx Initiatives, Inc. (a)	400,000	6,560
Medicis Pharmaceutical Corp. Class A	2,000,000	24,740
Pfizer, Inc.	8,000,000	108,960
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,000,000	270,300
Wyeth	3,000,000	129,120
		638,829
TOTAL HEALTH CARE		1,819,332
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.5%
Raytheon Co.	2,000,000	77,880
Raytheon Co. warrants 6/16/11 (a)	204,836	1,372
Stanley, Inc. (a)	500,000	12,695
		91,947
Air Freight & Logistics - 0.0%
Forward Air Corp.	390,000	6,330
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 1.2%
Delta Air Lines, Inc. (a)	34,224,726	$ 192,685
JetBlue Airways Corp. (a)	6,269,652	22,884
		215,569
Building Products - 0.1%
Masco Corp.	3,499,700	24,428
Commercial Services & Supplies - 0.1%
Clean Harbors, Inc. (a)	200,000	9,600
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	3,238,800	20,307
China Railway Construction Corp. Ltd. (H Shares)	8,000,000	10,446
MYR Group, Inc. (a)(e)	1,810,900	27,616
		58,369
Electrical Equipment - 0.2%
AMETEK, Inc.	500,000	15,635
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	14,322
Energy Conversion Devices, Inc. (a)(d)	700,000	9,289
		39,246
Industrial Conglomerates - 2.2%
General Electric Co.	39,924,800	403,640
Machinery - 1.6%
Cummins, Inc.	2,500,000	63,625
Danaher Corp.	3,000,000	162,660
SPX Corp.	1,600,000	75,216
		301,501
Professional Services - 2.1%
Equifax, Inc. (e)	8,485,262	207,465
Manpower, Inc.	413,882	13,050
Monster Worldwide, Inc. (a)(e)	8,951,938	72,958
Robert Half International, Inc.	5,124,900	91,377
		384,850
Road & Rail - 0.2%
Localiza Rent a Car SA	4,500,000	16,103
Ryder System, Inc.	1,000,000	28,310
		44,413
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	3,896
TOTAL INDUSTRIALS		1,583,789
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 16.6%
BYD Electronic International Co. Ltd.	35,982,000	$ 12,721
Ciena Corp. (a)	1,024,282	7,969
Cisco Systems, Inc. (a)	13,950,300	233,947
Corning, Inc. (e)	107,987,125	1,432,992
Foxconn International Holdings Ltd. (a)	5,000,000	2,116
Juniper Networks, Inc. (a)	12,817,200	193,027
Nokia Corp. sponsored ADR	87,518,200	1,021,337
QUALCOMM, Inc.	5,000,000	194,550
		3,098,659
Computers & Peripherals - 2.9%
Apple, Inc. (a)	2,500,000	262,800
SanDisk Corp. (a)	6,817,866	86,246
Seagate Technology (e)	31,910,005	191,779
		540,825
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	4,736,900	134,954
FLIR Systems, Inc. (a)	4,638,800	95,003
Hon Hai Precision Industry Co. Ltd. (Foxconn)	41,400,000	93,572
Ingram Micro, Inc. Class A (a)	3,000,000	37,920
Itron, Inc. (a)	100,000	4,735
		366,184
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.) (a)	601,000	209,184
VeriSign, Inc. (a)	2,000,000	37,740
WebMD Health Corp. Class A (a)	95,700	2,134
		249,058
IT Services - 2.4%
Accenture Ltd. Class A	2,500,000	68,725
CACI International, Inc. Class A (a)	500,000	18,245
Cognizant Technology Solutions Corp. Class A (a)	9,318,596	193,734
Lender Processing Services, Inc.	4,225,400	129,339
The Western Union Co.	2,500,000	31,425
		441,468
Semiconductors & Semiconductor Equipment - 7.7%
Applied Materials, Inc. (e)	67,904,537	729,974
ASML Holding NV (NY Shares)	10,345,201	181,144
Himax Technologies, Inc. sponsored ADR	2,000,000	5,600
Lam Research Corp. (a)	499,200	11,367
MEMC Electronic Materials, Inc. (a)(e)	11,330,000	186,832
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	3,000,000	$ 29,580
O2Micro International Ltd. sponsored ADR (a)	700,000	2,394
Samsung Electronics Co. Ltd.	265,233	110,317
Skyworks Solutions, Inc. (a)	3,000,000	24,180
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,000,000	62,650
Teradyne, Inc. (a)(e)	11,529,691	50,500
Texas Instruments, Inc.	3,000,000	49,530
		1,444,068
Software - 1.3%
Adobe Systems, Inc. (a)	2,500,000	53,475
Autodesk, Inc. (a)	1,000,000	16,810
Longtop Financial Technologies Ltd. ADR (a)	29,200	620
Oracle Corp.	7,197,500	130,059
SAP AG sponsored ADR (d)	1,000,000	35,290
		236,254
TOTAL INFORMATION TECHNOLOGY		6,376,516
MATERIALS - 11.2%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	1,500,000	84,375
Ecolab, Inc.	2,000,000	69,460
FMC Corp.	2,241,790	96,711
Givaudan SA (d)	100,000	51,832
Minerals Technologies, Inc.	500,000	16,025
Monsanto Co.	2,117,600	175,973
Symrise AG	2,000,000	23,668
		518,044
Construction Materials - 0.3%
Eagle Materials, Inc.	2,000,000	48,500
Metals & Mining - 8.0%
Agnico-Eagle Mines Ltd.	1,147,600	65,982
Alcoa, Inc.	16,049,100	117,800
Eldorado Gold Corp. (a)	3,000,000	27,133
Freeport-McMoRan Copper & Gold, Inc. Class B	1,500,000	57,165
Goldcorp, Inc.	10,000,000	336,705
Kinross Gold Corp.	5,000,000	90,880
Lihir Gold Ltd. (a)	25,666,295	58,057
Newcrest Mining Ltd.	5,892,492	135,612
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	9,852,800	$ 441,011
Randgold Resources Ltd. sponsored ADR	3,012,766	163,744
		1,494,089
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	730,400	20,137
TOTAL MATERIALS		2,080,770
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.1%
Embarq Corp.	333,051	12,606
FairPoint Communications, Inc.	109,213	85
Level 3 Communications, Inc. (a)	1,331,971	1,225
Telefonica SA sponsored ADR	3,000,000	178,860
		192,776
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV Series L sponsored ADR	3,905,500	105,761
Bharti Airtel Ltd. (a)	6,100,000	75,499
Sprint Nextel Corp. (a)	28,000,000	99,960
		281,220
TOTAL TELECOMMUNICATION SERVICES		473,996
UTILITIES - 0.9%
Electric Utilities - 0.5%
Entergy Corp.	1,400,000	95,326
Multi-Utilities - 0.4%
Sempra Energy	1,700,000	78,608
TOTAL UTILITIES		173,934
TOTAL COMMON STOCKS (Cost $23,652,189)		18,202,832
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	338,400	6,007
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	2,666,700	$ 14,134
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,923)		20,141
Convertible Bonds - 0.1%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	$ 9,980	7,048
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	13,750	18,184
TOTAL CONVERTIBLE BONDS (Cost $29,668)		25,232
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	410,177,373	410,177
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	117,882,210	117,882
TOTAL MONEY MARKET FUNDS (Cost $528,059)		528,059
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $24,426,839)		18,776,264
NET OTHER ASSETS - (0.7)%		(135,774)
NET ASSETS - 100%		$ 18,640,490
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,977
Fidelity Securities Lending Cash Central Fund	12,302
Total	$ 16,279
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 721,870	$ 413,759	$ -	$ 11,856	$ 729,974
Brookdale Senior Living, Inc.	92,426	33,380	1,914	-	27,104
Corning, Inc.	1,953,793	513,289	358,055	18,792	1,432,992
Equifax, Inc.	292,572	-	-	1,358	207,465
FLIR Systems, Inc.	259,941	-	84,967	-	-
Greatbatch, Inc.	40,165	-	-	-	42,216
Integra LifeSciences Holdings Corp.	21,735	37,025	-	-	37,095
KB Home	19,784	63,534	-	1,483	53,880
MBIA, Inc.	157,333	-	103,241	-	-
MEMC Electronic Materials, Inc.	-	159,057	-	-	186,832
Mentor Corp.	79,603	-	94,414	1,238	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Monster Worldwide, Inc.	$ 144,096	$ 89,413	$ 35,507	$ -	$ 72,958
MYR Group, Inc.	25,353	-	-	-	27,616
OSI Pharmaceuticals, Inc.	119,607	-	71,107	-	-
Seagate Technology	115,170	119,078	105,566	805	191,779
Staples, Inc.	1,068,118	39,566	238,014	3,307	726,035
Teradyne, Inc.	136,989	2,003	-	-	50,500
Toll Brothers, Inc.	164,360	81,739	-	-	206,434
Town Sports International Holdings, Inc.	10,797	-	13,974	-	-
United Natural Foods, Inc.	77,525	-	-	-	78,602
Total	$ 5,501,237	$ 1,551,843	$ 1,106,759	$ 38,839	$ 4,071,482
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,776,264	$ 17,968,093	$ 808,171	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,353
Total Realized Gain (Loss)	94
Total Unrealized Gain (Loss)	2,263
Cost of Purchases	-
Proceeds of Sales	(94)
Amortization/Accretion	-
Transfer in/out of Level 3	(27,616)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.8%
Finland	5.5%
Canada	3.5%
Switzerland	2.0%
China	1.7%
Bermuda	1.6%
Israel	1.5%
Cayman Islands	1.1%
Netherlands	1.1%
United Kingdom	1.0%
Spain	1.0%
Others (individually less than 1%)	5.2%
100.0%
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $1,232,702,000 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $2,512,574,000 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2009

Assets
Investment in securities, at value (including securities loaned of $110,612) - See accompanying schedule: Unaffiliated issuers (cost $18,521,169)	$ 14,176,723
Fidelity Central Funds (cost $528,059)	528,059
Other affiliated issuers (cost $5,377,611)	4,071,482
Total Investments (cost $24,426,839)		$ 18,776,264
Receivable for investments sold		9,673
Receivable for fund shares sold		12,104
Dividends receivable		16,837
Interest receivable		28
Distributions receivable from Fidelity Central Funds		263
Prepaid expenses		195
Other receivables		893
Total assets		18,816,257

Liabilities
Payable for investments purchased	$ 30,356
Payable for fund shares redeemed	18,195
Accrued management fee	3,871
Other affiliated payables	4,334
Other payables and accrued expenses	1,129
Collateral on securities loaned, at value	117,882
Total liabilities		175,767

Net Assets		$ 18,640,490
Net Assets consist of:
Paid in capital		$ 28,102,480
Undistributed net investment income		31,827
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,843,141)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,650,676)
Net Assets		$ 18,640,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2009

Magellan: Net Asset Value, offering price and redemption price per share ($17,225,097 ÷ 385,995 shares)	$ 44.63

Class K: Net Asset Value, offering price and redemption price per share ($1,415,393 ÷ 31,728 shares)	$ 44.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended March 31, 2009

Investment Income
Dividends (including $38,839 earned from other affiliated issuers)		$ 329,502
Interest		300
Income from Fidelity Central Funds		16,279
Total income		346,081

Expenses
Management fee Basic fee	$ 158,280
Performance adjustment	(24,870)
Transfer agent fees	59,240
Accounting and security lending fees	2,197
Custodian fees and expenses	1,384
Independent trustees' compensation	156
Depreciation in deferred trustee compensation account	(62)
Registration fees	142
Audit	290
Legal	185
Interest	30
Miscellaneous	3,924
Total expenses before reductions	200,896
Expense reductions	(971)	199,925
Net investment income (loss)		146,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,630,013)
Other affiliated issuers	(137,032)
Foreign currency transactions	(3,183)
Total net realized gain (loss)		(3,770,228)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,247,638)
Assets and liabilities in foreign currencies	(146)
Total change in net unrealized appreciation (depreciation)		(12,247,784)
Net gain (loss)		(16,018,012)
Net increase (decrease) in net assets resulting from operations		$ (15,871,856)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,156	$ 160,421
Net realized gain (loss)	(3,770,228)	4,495,166
Change in net unrealized appreciation (depreciation)	(12,247,784)	(3,360,337)
Net increase (decrease) in net assets resulting from operations	(15,871,856)	1,295,250
Distributions to shareholders from net investment income	(51,393)	(198,794)
Distributions to shareholders from net realized gain	(1,309,645)	(5,306,194)
Total distributions	(1,361,038)	(5,504,988)
Share transactions - net increase (decrease)	(2,448,900)	(623,088)
Total increase (decrease) in net assets	(19,681,794)	(4,832,826)

Net Assets
Beginning of period	38,322,284	43,155,110
End of period (including undistributed net investment income of $31,827 and undistributed net investment income of $3,217, respectively)	$ 18,640,490	$ 38,322,284

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 82.26	$ 91.32	$ 112.80	$ 101.00	$ 99.13
Income from Investment Operations
Net investment income (loss) B	.32	.34	.37	.91	1.26 E
Net realized and unrealized gain (loss)	(34.98)	2.72	3.31	14.87	1.85
Total from investment operations	(34.66)	3.06	3.68	15.78	3.11
Distributions from net investment income	(.11)	(.44)	(.50)	(.98)	(1.24)
Distributions from net realized gain	(2.86)	(11.68)	(24.66)	(3.00)	-
Total distributions	(2.97)	(12.12)	(25.16)	(3.98)	(1.24)
Net asset value, end of period	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00
Total Return A	(43.81)%	2.08%	3.21%	15.89%	3.14%
Ratios to Average Net Assets C, F
Expenses before reductions	.71%	.73%	.54%	.59%	.63%
Expenses net of fee waivers, if any	.71%	.73%	.54%	.59%	.63%
Expenses net of all reductions	.71%	.72%	.53%	.56%	.62%
Net investment income (loss)	.51%	.37%	.41%	.86%	1.26% E
Supplemental Data
Net assets, end of period (in millions)	$ 17,225	$ 38,322	$ 43,155	$ 50,473	$ 56,891
Portfolio turnover rate D	67%	57%	41%	74%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Year ended March 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.30
Net realized and unrealized gain (loss)	(41.32)
Total from investment operations	(41.02)
Distributions from net investment income	(.19)
Net asset value, end of period	$ 44.61
Total Return B, C	(47.79)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A
Expenses net of fee waivers, if any	.55%A
Expenses net of all reductions	.55%A
Net investment income (loss)	.79%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,415
Portfolio turnover rate F	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Magellan and Class K to eligible shareholders of Magellan. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,873,016
Unrealized depreciation	(7,621,558)
Net unrealized appreciation (depreciation)	(5,748,542)
Undistributed ordinary income	37,463
Capital loss carryforward	(1,232,702)

Cost for federal income tax purposes	$ 24,524,806

The tax character of distributions paid was as follows:

	March 31, 2009	March 31, 2008
Ordinary Income	$ 51,393	$ 198,794
Long-term Capital Gains	1,309,645	5,306,194
Total	$ 1,361,038	$ 5,504,988

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,971,356 and $22,574,325, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 58,994.21
Class K	246.06
	$ 59,240

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $686 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 47,941	1.42%	$ 30

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,302.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Magellan's operating expenses. During this period, this reimbursement reduced the class' expenses by $15.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $736 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Magellan	$ 211

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2009 A	2008
From net investment income
Magellan	$ 48,703	$ 198,794
Class K	2,690	-
Total	$ 51,393	$ 198,794
From net realized gain
Magellan	$ 1,309,645	$ 5,306,194

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2009 A	2008	2009 A	2008
Magellan
Shares sold	67,541	38,165	$ 3,768,183	$ 3,471,068
Conversion to Class K	(31,425)	-	(1,493,617)	-
Reinvestment of distributions	15,818	57,152	1,322,410	5,364,952
Shares redeemed	(131,814)	(102,008)	(7,554,889)	(9,459,108)
Net increase (decrease)	(79,880)	(6,691)	$ (3,957,913)	$ (623,088)
Class K
Shares sold	2,449	-	$ 108,963	$ -
Conversion from Magellan	31,429	-	1,493,617	-
Reinvestment of distributions	64	-	2,690	-
Shares redeemed	(2,214)	-	(96,257)	-
Net increase (decrease)	31,728	-	$ 1,509,013	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2009 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 14, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	18,109,270,380.55	94.100
Withheld	1,135,516,161.25	5.900
TOTAL	19,244,786,541.80	100.000
Dennis J. Dirks
Affirmative	18,183,535,716.39	94.486
Withheld	1,061,250,825.41	5.514
TOTAL	19,244,786,541.80	100.000
Edward C. Johnson 3d
Affirmative	18,063,070,640.34	93.860
Withheld	1,181,715,901.46	6.140
TOTAL	19,244,786,541.80	100.000
Alan J. Lacy
Affirmative	18,160,195,009.17	94.364
Withheld	1,084,591,532.63	5.636
TOTAL	19,244,786,541.80	100.000
Ned C. Lautenbach
Affirmative	18,154,661,764.90	94.335
Withheld	1,090,124,776.90	5.665
TOTAL	19,244,786,541.80	100.000
Joseph Mauriello
Affirmative	18,168,495,175.00	94.407
Withheld	1,076,291,366.80	5.593
TOTAL	19,244,786,541.80	100.000
Cornelia M. Small
Affirmative	18,169,961,949.99	94.415
Withheld	1,074,824,591.81	5.585
TOTAL	19,244,786,541.80	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	18,102,055,299.02	94.062
Withheld	1,142,731,242.78	5.938
TOTAL	19,244,786,541.80	100.000
David M. Thomas
Affirmative	18,181,282,476.48	94.474
Withheld	1,063,504,065.32	5.526
TOTAL	19,244,786,541.80	100.000
Michael E. Wiley
Affirmative	18,158,086,685.68	94.353
Withheld	1,086,699,856.12	5.647
TOTAL	19,244,786,541.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	13,514,327,490.91	70.223
Against	4,025,294,334.94	20.917
Abstain	1,005,410,465.12	5.224
Broker Non-Votes	699,754,250.83	3.636
TOTAL	19,244,786,541.80	100.000
PROPOSAL 4

For Fidelity Magellan Fund, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgment of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	5,419,708,682.11	28.162
Against	11,968,157,955.66	62.189
Abstain	1,157,165,653.20	6.013
Broker Non-Votes	699,754,250.83	3.636
TOTAL	19,244,786,541.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

MAG-K-UANN-0509
1.863176.100

Item 2. Code of Ethics

As of the end of the period, March 31, 2009, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Magellan Fund (the "Fund"):

Services Billed by PwC

March 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$245,000	$-	$4,400	$26,000

March 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$265,000	$-	$4,900	$24,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	March 31, 2009A	March 31, 2008A
Audit-Related Fees	$3,305,000	$510,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2009 A	March 31, 2008 A
PwC	$3,740,000	$1,705,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
John R. Hebble
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009